CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) - USD ($)	Ordinary shares.	Additional paid-in capital [member]	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2024	$ 35,036,000	$ 375,082,000	$ (414,801,000)	$ (4,683,000)
Share-based compensation to employees and service providers			815,000	815,000
Issuance of ordinary shares, net of issuance costs	26,949,000	(23,360,000)		3,589,000
Issuance Of Ordinary Shares For Vested RSUs	1,419,000	(1,419,000)
Comprehensive income (loss)			(4,133,000)	(4,133,000)
Balance at end of period at Jun. 30, 2025	63,404,000	350,303,000	(418,119,000)	(4,412,000)
Balance at beginning of period at Dec. 31, 2025	147,641,000	270,382,000	(413,755,000)	4,268,000
Share-based compensation to employees and service providers			693,000	693,000
Issuance of ordinary shares, net of issuance costs	30,630,000	(30,568,000)		62,000
Issuance Of Ordinary Shares For Vested RSUs	2,807,000	(2,807,000)
Comprehensive income (loss)			(6,102,000)	(6,102,000)
Balance at end of period at Jun. 30, 2026	$ 181,078,000	$ 237,007,000	$ (419,164,000)	$ (1,079,000)